NORTHQUEST CAPITAL FUND, INC.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722


                                                             File Numbers:
                                                             333-63416
                                                             811-10419


                                                             January 31, 2011

NCS-R Filing - Annual Report 2010
Securities & Exchange Commission
Washington D.C.   20549

RE: N-CSR Filing - 01/31/11

Dear SEC Representative:

   This letter covers transmittal of the NorthQuest Capital Fund N-CSR filing, which is for the twelve month period ending 12/31/10.


   Sincerely,


   /s/ Peter J. Lencki
       ---------------
       President
       NorthQuest Capital Fund, Inc.